Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On: (4)
Year	Summary Compensation Table Total for Mr. Riggs (1) ($)	Summary Compensation Table Total for Mr. Gorder (1) ($)	Compensation Actually Paid to Mr. Riggs (1)(2)(3) ($)	Compensation Actually Paid to Mr. Gorder (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income (loss) (5) ($MM)	Adjusted EPS (loss) (5) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	20,140,932	30,037,638	15,025,453	30,266,357	9,267,901	7,375,773	167.46	182.93	9,149	24.90
2022	(1)	20,145,093	(1)	35,823,343	5,814,701	10,262,307	158.16	168.89	11,879	29.16
2021	(1)	22,691,886	(1)	26,024,576	8,393,358	7,384,101	90.37	100.91	1,288	2.81
2020	(1)	19,930,640	(1)	10,111,711	6,047,117	3,507,113	64.40	65.76	(1,107)	(3.12)

Company Selected Measure Name	adjusted EPS
Named Executive Officers, Footnote	Two individuals served as PEO during 2023. R. Lane Riggs was elected as our CEO and President effective as of the close of business on June 30, 2023. Joseph W. Gorder served as our Chairman and CEO (i) in 2023 until the close of business on June 30, 2023, the effective date of his retirement as CEO and his election as our Executive Chairman, and (ii) for each of the other years presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Jason W. Fraser	Jason W. Fraser	Jason W. Fraser	Jason W. Fraser
R. Lane Riggs	R. Lane Riggs	R. Lane Riggs	Gary K. Simmons
Gary K. Simmons	Gary K. Simmons	Gary K. Simmons	Richard J. Walsh
Cheryl L. Thomas	Cheryl L. Thomas	Cheryl L. Thomas	Cheryl L. Thomas
Donna M. Titzman

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes a custom group of peers, which we also utilize in the stock performance graph required by Item 201(e) of SEC Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in Valero and in the custom group of peer issuers used in our performance graph, respectively. Historical stock performance is not necessarily indicative of future stock performance. Our selected peer group comprises the following eleven members: ConocoPhillips; CVR Energy, Inc.; Delek US Holdings, Inc.; the Energy Select Sector SPDR Fund (XLE); EOG Resources, Inc.; HF Sinclair Corporation; Marathon Petroleum Corporation; Occidental Petroleum Corporation; PBF Energy Inc.; Phillips 66; and LyondellBassell (the “New Peer Group”). The returns of each component issuer of the group have been weighted according to their stock market capitalization at the beginning of each period. The Energy Select Sector SPDR Fund (XLE) serves as a proxy for stock price performance of the energy sector and includes energy companies with which we compete for capital. For 2023, LyondellBasell was added to the peer group used in the immediately preceding fiscal year because of its similarities to Valero in size, complexity, and exposure to commodity pricing volatility for both its products and feedstocks. LyondellBasell also helps balance the full portfolio of performance peers by helping ensure accountability of TSR performance both within the core downstream segment of the oil and gas industry, and also in adjacent segments that face similar challenges and opportunities. LyondellBasell was not included in the peer group used in the immediately preceding fiscal year, which consists of ConocoPhillips; CVR Energy, Inc.; Delek US Holdings, Inc.; the Energy Select Sector SPDR Fund (XLE); EOG Resources, Inc.; HF Sinclair Corporation; Marathon Petroleum Corporation; Occidental Petroleum Corporation; PBF Energy Inc.; and Phillips 66 (the “Old Peer Group”). We believe that the New Peer Group represents a group of issuers for making head-to-head performance comparisons in a competitive operating environment that is primarily characterized by companies that have business models predominantly consisting of downstream refining operations, together with similarly sized energy companies that share operating similarities to us, and that are in adjacent segments of the oil and gas industry.

Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for each PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and Item 402(v) of Regulation S-K. Amounts in the Exclusion of Stock Awards and the Exclusion of Change in Pension Value columns, respectively, are the totals from the “Stock Awards” and “Change in Pension Value and Non-qualified Deferred Compensation Earnings” columns in the Summary Compensation Table. The amounts in Inclusion of Pension Service Cost and Prior Service Cost are based on the service cost for services rendered during the listed year and prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the listed year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

Year	Summary Compensation Table Total for Mr. Riggs ($)	Exclusion of Change in Pension Value for Mr. Riggs ($)	Exclusion of Stock Awards for Mr. Riggs ($)	Inclusion of Pension Service Cost and Prior Service Cost for Mr. Riggs ($)	Inclusion of Equity Values for Mr. Riggs ($)	Compensation Actually Paid to Mr. Riggs ($)
2023	20,140,932	(6,723,177)	(8,635,908)	509,000	9,734,606	15,025,453

Year	Summary Compensation Table Total for Mr. Gorder ($)	Exclusion of Change in Pension Value for Mr. Gorder ($)	Exclusion of Stock Awards for Mr. Gorder ($)	Inclusion of Pension Service Cost and Prior Service Cost for Mr. Gorder ($)	Inclusion of Equity Values for Mr. Gorder ($)	Compensation Actually Paid to Mr. Gorder ($)
2023	30,037,638	(7,333,290)	(16,554,448)	5,541,000	18,575,457	30,266,357

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost and Prior Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	9,267,901	(3,484,402)	(3,442,148)	973,500	4,060,922	7,375,773
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Riggs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Riggs ($)	Vesting-Date Fair Value of Equity Awards Granted and Vested During Year for Mr. Riggs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Riggs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Riggs ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Mr. Riggs ($)	Total - Inclusion of Equity Values for Mr. Riggs ($)
2023	7,143,036	56,303	1,561,401	807,867	—	165,999	9,734,606

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Gorder ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Gorder ($)	Vesting-Date Fair Value of Equity Awards Granted and Vested During Year for Mr. Gorder ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Gorder ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Gorder ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Mr. Gorder ($)	Total - Inclusion of Equity Values for Mr. Gorder ($)
2023	13,873,831	137,705	2,446,115	1,806,178	—	311,628	18,575,457

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted and Vested During Year Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,860,593	26,583	526,810	579,895	—	67,041	4,060,922

Non-PEO NEO Average Total Compensation Amount	$ 9,267,901	$ 5,814,701	$ 8,393,358	$ 6,047,117
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,375,773	10,262,307	7,384,101	3,507,113
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for each PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and Item 402(v) of Regulation S-K. Amounts in the Exclusion of Stock Awards and the Exclusion of Change in Pension Value columns, respectively, are the totals from the “Stock Awards” and “Change in Pension Value and Non-qualified Deferred Compensation Earnings” columns in the Summary Compensation Table. The amounts in Inclusion of Pension Service Cost and Prior Service Cost are based on the service cost for services rendered during the listed year and prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the listed year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

Year	Summary Compensation Table Total for Mr. Riggs ($)	Exclusion of Change in Pension Value for Mr. Riggs ($)	Exclusion of Stock Awards for Mr. Riggs ($)	Inclusion of Pension Service Cost and Prior Service Cost for Mr. Riggs ($)	Inclusion of Equity Values for Mr. Riggs ($)	Compensation Actually Paid to Mr. Riggs ($)
2023	20,140,932	(6,723,177)	(8,635,908)	509,000	9,734,606	15,025,453

Year	Summary Compensation Table Total for Mr. Gorder ($)	Exclusion of Change in Pension Value for Mr. Gorder ($)	Exclusion of Stock Awards for Mr. Gorder ($)	Inclusion of Pension Service Cost and Prior Service Cost for Mr. Gorder ($)	Inclusion of Equity Values for Mr. Gorder ($)	Compensation Actually Paid to Mr. Gorder ($)
2023	30,037,638	(7,333,290)	(16,554,448)	5,541,000	18,575,457	30,266,357

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost and Prior Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	9,267,901	(3,484,402)	(3,442,148)	973,500	4,060,922	7,375,773
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Riggs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Riggs ($)	Vesting-Date Fair Value of Equity Awards Granted and Vested During Year for Mr. Riggs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Riggs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Riggs ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Mr. Riggs ($)	Total - Inclusion of Equity Values for Mr. Riggs ($)
2023	7,143,036	56,303	1,561,401	807,867	—	165,999	9,734,606

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Gorder ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Gorder ($)	Vesting-Date Fair Value of Equity Awards Granted and Vested During Year for Mr. Gorder ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Gorder ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Gorder ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Mr. Gorder ($)	Total - Inclusion of Equity Values for Mr. Gorder ($)
2023	13,873,831	137,705	2,446,115	1,806,178	—	311,628	18,575,457

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted and Vested During Year Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,860,593	26,583	526,810	579,895	—	67,041	4,060,922

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures
Adjusted EPS
Relative TSR

Total Shareholder Return Amount	$ 167.46	158.16	90.37	64.40
Peer Group Total Shareholder Return Amount	182.93	168.89	100.91	65.76
Net Income (Loss)	$ 9,149,000,000	$ 11,879,000,000	$ 1,288,000,000	$ (1,107,000,000)
Company Selected Measure Amount | $ / shares	24.90	29.16	2.81	(3.12)
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid are calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received. These amounts reflect the Summary Compensation Table Total with certain adjustments in accordance with Item 402(v) of Regulation S-K as described in footnote (3) below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	Net income reflects net income as reported in Valero’s audited financial statements. We determined adjusted EPS to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023 (and also in 2022, the first year we were required to disclose such measure). This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EPS is not defined under U.S. Generally Accepted Accounting Principles (“GAAP”) and is considered a non-GAAP financial measure. See “Compensation Discussion and Analysis—Elements of Executive Compensation—Annual Incentive Bonus” above for adjustments and a description of how 2023 adjusted EPS is calculated from our audited financial statements. For prior years, adjustments from EPS attributable to Valero stockholders – assuming dilution consist of: for 2022, gain on sale of an ethanol plant, gain on early redemption and retirement of debt, adjustment for renewable volume obligations modification, adjustment for an environmental reserve associated with a non-operating site, adjustment for a pension settlement charge, adjustment for foreign withholding tax, and adjustment for asset impairment loss; for 2021, gain on sale of a portion of our interest in the MVP joint venture, impairment charge for cancellation of the Diamond Pipeline extension, loss on early redemption and retirement of debt, adjustment for changes in certain statutory tax rates, and adjustment for change in estimated useful life of two ethanol plants; and 2020, adjustment related to lower cost or market (LCM) inventory valuation, Last in First Out (LIFO) adjustment, and adjustment for change in useful life of an ethanol plant. Amounts for 2022, 2021, and 2020, and a further reconciliation and discussion of how such amounts are calculated from our audited financial statements, can be found in the “Compensation Discussion and Analysis—Elements of Executive Compensation—Annual Incentive Bonus” sections of our proxy statements filed with the SEC on March 22, 2023, March 17, 2022, and March 18, 2021, respectively.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
R. Lane Riggs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 20,140,932
PEO Actually Paid Compensation Amount	$ 15,025,453
PEO Name	R. Lane Riggs
R. Lane Riggs [Member] | Adjustment, Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,734,606
Joseph W. Gorder [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	30,037,638	$ 20,145,093	$ 22,691,886	$ 19,930,640
PEO Actually Paid Compensation Amount	$ 30,266,357	$ 35,823,343	$ 26,024,576	$ 10,111,711
PEO Name	Joseph W. Gorder
Joseph W. Gorder [Member] | Adjustment, Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 18,575,457
PEO | R. Lane Riggs [Member] | Adjustment, Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,723,177)
PEO | R. Lane Riggs [Member] | Adjustment, Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,635,908
PEO | R. Lane Riggs [Member] | Adjustment, Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	509,000
PEO | R. Lane Riggs [Member] | Adjustment, Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,734,606
PEO | R. Lane Riggs [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	7,143,036
PEO | R. Lane Riggs [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	56,303
PEO | R. Lane Riggs [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	1,561,401
PEO | R. Lane Riggs [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	807,867
PEO | R. Lane Riggs [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	0
PEO | R. Lane Riggs [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	165,999
PEO | Joseph W. Gorder [Member] | Adjustment, Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,333,290)
PEO | Joseph W. Gorder [Member] | Adjustment, Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,554,448
PEO | Joseph W. Gorder [Member] | Adjustment, Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,541,000
PEO | Joseph W. Gorder [Member] | Adjustment, Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,575,457
PEO | Joseph W. Gorder [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	13,873,831
PEO | Joseph W. Gorder [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	137,705
PEO | Joseph W. Gorder [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	2,446,115
PEO | Joseph W. Gorder [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	1,806,178
PEO | Joseph W. Gorder [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	0
PEO | Joseph W. Gorder [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	311,628
Non-PEO NEO | Adjustment, Average Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,484,402
Non-PEO NEO | Adjustment, Average Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,442,148
Non-PEO NEO | Adjustment, Average Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	973,500
Non-PEO NEO | Adjustment, Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,060,922
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	2,860,593
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	26,583
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	526,810
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	579,895
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	67,041
Non-PEO NEO | Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Inclusion of Equity Values	$ 0